Disposal of business and transfer of ownership of subsidiary	6 Months Ended
Jun. 30, 2018
Disposal of business and transfer of ownership of subsidiary
Disposal of business and transfer of ownership of subsidiary

2. Disposal of business and transfer of ownership of subsidiary

Following the court approval of the ring-fencing transfer scheme on 9 March 2018, the UK banking business largely comprising Personal Banking, Barclaycard Consumer UK and Business Banking customers, and related assets and liabilities was transferred to Barclays Bank UK PLC on 1 April 2018, to meet the regulatory ring-fencing requirement under the Financial Services (Banking Reform) Act 2013 and related legislation.

The net assets transferred to Barclays Bank UK PLC on 1 April 2018 amounted to £16.0bn of which £12.9bn was transferred in exchange for one ordinary share with the remaining net assets transferred for no consideration. Following the transfer of the UK banking business on 1 April 2018, Barclays Bank PLC transferred the equity ownership in Barclays Bank UK PLC to Barclays PLC through a dividend in specie on the same day. The equity ownership in Barclays Bank UK PLC comprised net assets of £16.3bn, of which £0.3bn was already held by Barclays Bank UK PLC prior to the transfer of the UK banking business. Accordingly, Barclays Bank UK PLC ceased to be a subsidiary of Barclays Bank PLC and became a direct subsidiary of the ultimate parent, Barclays PLC.

The condensed consolidated financial statements of Barclays Bank Group as at 30 June 2018 include the results of Barclays Bank UK PLC and its subsidiaries for the three months ended 31 March 2018, the date prior to the transfer of ownership to Barclays PLC.

The transfer of the ownership of Barclays Bank UK PLC to Barclays PLC has resulted in a material change to the consolidated financial position and results of Barclays Bank Group in comparison to the prior period. The impact on the individual balance sheet line items as a result of the transfer of ownership is explained below:

	As at 01.01.18[1]	Disposal of Barclays Bank UK PLC[2]	Other movement for the period	As at 30.06.18
Assets	£m	£m	£m	£m
Cash and balances at central banks	171,036	(37,331)	(11,905)	121,800
Cash collateral and settlement balances	74,769	(2,317)	19,097	91,549
Loans and advances at amortised cost	317,744	(184,655)	1,731	134,820
Reverse repurchase agreements and other similar secured lending	597	(415)	351	533
Trading portfolio assets	114,168	-	2,386	116,554
Other financial assets at fair value through the income statement	140,211	(5,616)	7,848	142,443
Derivative financial instruments	237,987	(108)	(8,877)	229,002
Financial assets at fair value through other comprehensive income	53,288	(5,544)	5,558	53,302
Property, plant and equipment	1,519	(510)	(58)	951
Investment in associates and joint ventures	699	-	14	713
Goodwill and intangible assets	4,885	(3,537)	(18)	1,330
Current tax assets	376	-	896	1,272
Deferred tax assets	3,979	(747)	15	3,247
Retirement benefit assets	966	-	158	1,124
Other assets	4,119	(1,382)	207	2,944
Assets included in disposal groups held for sale	1,193	-	568	1,761
Total assets	1,127,536	(242,162)	17,971	903,345

Liabilities
Deposits at amortised cost	380,329	(190,472)	4,133	193,990
Cash collateral and settlement balances	65,925	-	19,523	85,448
Repurchase agreements and other similar secured borrowing	15,053	(11,567)	5,159	8,645
Debt securities in issue	69,386	(12,303)	822	57,905
Subordinated liabilities	24,193	(3,019)	(3,984)	17,190
Trading portfolio liabilities	37,352	(1,765)	10,378	45,965
Financial liabilities designated at fair value	220,083	-	(7,690)	212,393
Derivative financial instruments	238,345	(6)	(13,250)	225,089
Current tax liabilities	494	(677)	850	667
Retirement benefit liabilities	287	-	(22)	265
Other liabilities	8,862	(1,518)	(2,743)	4,601
Provisions	3,643	(2,289)	(121)	1,233
Liabilities included in disposal groups classified as held for sale	-	-	1,762	1,762
Total liabilities	1,063,952	(223,616)	14,817	855,153

  The balance sheet as at 30 June 2018 is on an IFRS 9 basis and hence the IFRS 9 balance sheet as at 1 January 2018 has been used to disclose the disposal of the UK banking business. For further details refer to Note 19, Transition disclosures on pages 53 to 55.
  The movement in net assets relating to the disposal of Barclays Bank UK PLC of £18,546m is stated after the elimination of internal balances between Barclays Bank PLC and Barclays Bank UK PLC on 1 April 2018 of £2,231m.

The narrative below provides further granularity of the items transferred as part of the disposal of the UK banking business to Barclays Bank UK PLC. The items transferred included (but were not limited to):

  Loans and advances at amortised cost of £184,655m related to the UK banking business. The portfolio transferred included home loans of £133,641m, credit cards and unsecured loans of £22,621m, and corporate loans of £27,396m

  Derivative assets and liabilities disposed consisted of those designated in hedge accounting relationships. The notional amount at the date of transfer was £3,313m, the fair value of the derivative assets was £108m and the fair value of the derivative liabilities was £6m

  The disposed assets measured at fair value through the income statement consisted of loans and advances of £4,233m, and reverse repurchase agreements and other similar secured lending of £1,383m

  Property, plant and equipment with a net book value of £510m (gross cost of £971m and accumulated depreciation of £461m)

  Goodwill relating to the UK banking business with a net book value of £3,526m and licences and other intangible assets with a net book value amounting to £11m (gross cost of £90m and accumulated amortisation and impairment of £79m)

  Deferred tax asset balances of £747m and current tax liabilities of £677m relating to the UK banking business

  Other assets included prepayments of £106m, items in the course of collection of £588m, sundry receivables of £535m and accrued income of £146m

  Deposits at amortised cost of £190,472m consisted of current, savings and time deposits of UK banking business customers and deposits with banks

  Debt securities in issue transferred consisted of covered bonds of £8,302m and other debt securities of £4,001m

  Other liabilities included accruals and deferred income of £278m, and sundry creditors of £1,160m

The transfer of equity ownership in Barclays Bank UK PLC had no impact on the share capital and share premium of Barclays Bank PLC. Other equity instruments reduced by £2,070m relating to additional tier 1 (AT1) securities transferred to Barclays Bank UK PLC. The fair value through other comprehensive income reserve increased £16m and retained earnings reduced £14,261m.